Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A, C, I, & Y Prospectus | Dreyfus MLP Fund | Class A
Prospectus:
Trading Symbol	DMFAX
Class A, C, I, & Y Prospectus | Dreyfus MLP Fund | Class C
Prospectus:
Trading Symbol	DMFCX
Class A, C, I, & Y Prospectus | Dreyfus MLP Fund | Class I
Prospectus:
Trading Symbol	DMFIX
Class A, C, I, & Y Prospectus | Dreyfus MLP Fund | Class Y
Prospectus:
Trading Symbol	DMFYX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	DMVAX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	DMECX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	DMVIX
Class A, C, I, & Y Prospectus | Dreyfus Select Managers Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	DMVYX
Class A, C, I, & Y Prospectus | Dreyfus U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	DPUAX
Class A, C, I, & Y Prospectus | Dreyfus U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	DPUCX
Class A, C, I, & Y Prospectus | Dreyfus U.S. Equity Fund | Class I
Prospectus:
Trading Symbol	DPUIX
Class A, C, I, & Y Prospectus | Dreyfus U.S. Equity Fund | Class Y
Prospectus:
Trading Symbol	DPUYX
Class A, C, I, & Y Prospectus | Global Stock Fund | Class A
Prospectus:
Trading Symbol	DGLAX
Class A, C, I, & Y Prospectus | Global Stock Fund | Class C
Prospectus:
Trading Symbol	DGLCX
Class A, C, I, & Y Prospectus | Global Stock Fund | Class I
Prospectus:
Trading Symbol	DGLRX
Class A, C, I, & Y Prospectus | Global Stock Fund | Class Y
Prospectus:
Trading Symbol	DGLYX
Class A, C, I, & Y Prospectus | International Stock Fund | Class A
Prospectus:
Trading Symbol	DISAX
Class A, C, I, & Y Prospectus | International Stock Fund | Class C
Prospectus:
Trading Symbol	DISCX
Class A, C, I, & Y Prospectus | International Stock Fund | Class I
Prospectus:
Trading Symbol	DISRX
Class A, C, I, & Y Prospectus | International Stock Fund | Class Y
Prospectus:
Trading Symbol	DISYX
Class T Prospectus | Dreyfus MLP Fund | Class T
Prospectus:
Trading Symbol	DMFTX
Class T Prospectus | Dreyfus Select Managers Small Cap Value Fund | Class T
Prospectus:
Trading Symbol	DSSTX
Class T Prospectus | Dreyfus U.S. Equity Fund | Class T
Prospectus:
Trading Symbol	DTEQX
Class T Prospectus | Global Stock Fund | Class T
Prospectus:
Trading Symbol	DTGLX
Class T Prospectus | International Stock Fund | Class T
Prospectus:
Trading Symbol	DTISX